Equity-Based Compensation Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Summary of Share-based Compensation Arrangements by Share-based Payment Award
The tables below summarize the PIU activity during the years ended December 31, 2020 and 2019:

	Outstanding PIUs	Weighted Average Grant Date Fair Value
December 31, 2017	—	$—
Granted	27,925	0.27

December 31, 2018	27,925	0.27
Granted	3,906	0.25

December 31, 2019	31,831	0.27
Granted	5,932	0.28
Forfeited	(2,193)	0.27

December 31, 2020	35,570	$0.27

Schedule of Components of Equity-based compensation expense
Equity-based compensation expense included the following components:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Stock options	$376	$—	$376	$—
Profit interest units	2,110	121	2,372	356

The following table presents the effects of equity-based compensation on the consolidated statements of comprehensive income (loss) during the periods presented:

	Year ended December 31,
	2020	2019	2018
Selling, general and administrative	$487	$437	$—

Schedule Of Share-Based Payment Award Stock Options Valuation using Black-Scholes option pricing model
The fair value of each stock option granted on July 16, 2021 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Weighted-average expected term	6.0
Expected volatility	40.3%
Expected dividend	$—
Risk-free interest rate	0.94%

Profit Interest Units [Member]
Schedule Of Share-Based Payment Award Stock Options Valuation using Black-Scholes option pricing model
The fair value of PIUs is estimated on the grant date with the following assumptions:

	Year ended December 31,
	2020	2019	2018
Weighted-average expected term	3.4	4.1	4.8
Expected volatility	72.5%	72.5%	62.5%
Expected dividend	—	—	—
Risk-free interest rate	0.3%	1.5%	2.5%